NOTE 14 – COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 11, 2021
Lessee, Operating Lease, Term of Contract	12 months		12 months
Operating Lease, Expense	$ 2,137	$ 38,645	$ 73,865	$ 37,823
Noninterest Expense Directors Fees			$ 5,000
Supplemental Unemployment Benefits, Severance Benefits					$ 12,600
Common Stock [Member]
[custom:CancellationOfCommonStockShares]			1,294,600	1,294,600
[custom:CommonStockRetainedByFINRA]			400,000	400,000